united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-10123

The North Country Funds
(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY	12801
(Address of principal executive offices)	(Zip code)

James Colantino
c/o Ultimus Fund Solutions, LLC., 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1. Reports to Stockholders.

(a)

North Country Large Cap Equity Fund

(NCEGX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Country Large Cap Equity Fund	$54	1.07%

Fund Statistics

  Net Assets$121,302,305
  Number of Portfolio Holdings66
  Advisory Fee (net of waivers)$442,840
  Portfolio Turnover2%
Value	Value
Common Stocks	93.7%
Money Market Funds	4.2%
Reit	2.1%

What did the Fund invest in?

Industry Weighting (% of net assets)

Value	Value
Other Industries	22.2%
Reit	2.2%
Retail - Consumer Staples	2.5%
Oil & Gas Producers	2.9%
Machinery	2.9%
Retail - Discretionary	3.2%
Institutional Financial Services	3.5%
Banking	3.9%
E-Commerce Discretionary	4.1%
Money Market	4.2%
Medical Equipment & Devices	5.3%
Biotech & Pharma	5.6%
Internet Media & Services	7.5%
Technology Hardware	7.8%
Semiconductors	9.6%
Software	12.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.9%
Microsoft Corporation	7.4%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	4.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, Institutional Class	4.3%
Amazon.com, Inc.	4.1%
Eli Lilly & Company	2.3%
Home Depot, Inc. (The)	2.2%
Meta Platforms, Inc., Class A	2.1%
JPMorgan Chase & Company	2.1%

North Country Large Cap Equity Fund - Fund (NCEGX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.northcountryfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-NC-SAR 053124

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The North Country Funds

Large Cap Equity Fund

Semi-Annual Report
May 31, 2024
Investment Adviser
North Country Investment Advisers, Inc.
250 Glen Street
Glens Falls, NY 12801

Administrator and Fund Accountant Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Investor Information: (888) 350-2990	This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8%
	ASSET MANAGEMENT - 1.8%
2,900	BlackRock, Inc.	$2,238,887

	AUTOMOTIVE - 0.6%
4,200	Tesla, Inc.(a)	747,936

	BANKING - 4.0%
55,500	Bank of America Corporation	2,219,445
12,500	JPMorgan Chase & Company	2,532,875
		4,752,320
	BEVERAGES - 1.4%
9,700	PepsiCo, Inc.	1,677,130

	BIOTECH & PHARMA - 5.6%
4,700	Amgen, Inc.	1,437,495
3,400	Eli Lilly & Company	2,789,156
9,500	Johnson & Johnson	1,393,365
2,700	Vertex Pharmaceuticals, Inc.(a)	1,229,418
		6,849,434
	CHEMICALS - 1.6%
2,700	Air Products and Chemicals, Inc.	720,090
1,500	Ecolab, Inc.	348,300
2,000	LyondellBasell Industries N.V., Class A	198,840
2,150	Sherwin-Williams Company (The)	653,170
		1,920,400
	COMMERCIAL SUPPORT SERVICES - 1.4%
8,000	Waste Management, Inc.	1,685,840

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	281,347

	DATA CENTER REIT - 1.3%
11,000	Digital Realty Trust, Inc.	1,598,740

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
9,000	Honeywell International, Inc.	$1,819,710

	E-COMMERCE DISCRETIONARY - 4.0%
28,000	Amazon.com, Inc.(a)	4,940,320

	ELECTRIC UTILITIES - 1.3%
8,000	Dominion Energy, Inc.	431,360
5,500	NextEra Energy, Inc.	440,110
9,150	Southern Company (The)	733,281
		1,604,751
	ELECTRICAL EQUIPMENT - 1.4%
13,000	Amphenol Corporation, Class A	1,720,810

	ENTERTAINMENT CONTENT - 0.5%
6,300	Walt Disney Company (The)	654,633

	FOOD - 0.4%
2,600	Hershey Company (The)	514,358

	HEALTH CARE FACILITIES & SERVICES - 1.3%
3,200	UnitedHealth Group, Inc.	1,585,184

	HOME CONSTRUCTION - 2.2%
3,300	Lennar Corporation, Class A	529,155
30,000	Masco Corporation	2,097,600
		2,626,755
	HOUSEHOLD PRODUCTS - 1.6%
12,125	Procter & Gamble Company (The)	1,995,047

	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation	459,989

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
2,600	Goldman Sachs Group, Inc. (The)	1,186,952

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.5% (Continued)
14,700	Intercontinental Exchange, Inc.	$1,968,330
11,300	Morgan Stanley	1,105,592
		4,260,874
	INSURANCE - 1.7%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,113,440

	INTERNET MEDIA & SERVICES - 7.6%
31,800	Alphabet, Inc., Class A(a)	5,485,500
5,500	Meta Platforms, Inc., Class A	2,567,565
1,700	Netflix, Inc.(a)	1,090,754
		9,143,819
	LEISURE FACILITIES & SERVICES - 0.6%
2,600	McDonald’s Corporation	673,114

	MACHINERY - 2.9%
6,300	Caterpillar, Inc.	2,132,676
14,300	Ingersoll Rand, Inc.	1,330,615
		3,463,291
	MEDICAL EQUIPMENT & DEVICES - 5.3%
13,000	Abbott Laboratories	1,328,470
5,000	Danaher Corporation	1,284,000
4,300	Stryker Corporation	1,466,687
4,100	Thermo Fisher Scientific, Inc.	2,328,718
		6,407,875
	OIL & GAS PRODUCERS - 2.9%
6,600	Chevron Corporation	1,071,180
8,200	Exxon Mobil Corporation	961,532
34,400	Williams Companies, Inc. (The)	1,427,944
		3,460,656
	RETAIL - CONSUMER STAPLES - 2.5%
1,400	Costco Wholesale Corporation	1,133,846
28,200	Walmart, Inc.	1,854,432
		2,988,278

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	RETAIL - DISCRETIONARY - 3.2%
7,800	Home Depot, Inc. (The)	$2,611,986
12,400	TJX Cos., Inc. (The)	1,278,440
		3,890,426
	SELF-STORAGE REIT - 0.4%
1,900	Public Storage	520,277

	SEMICONDUCTORS - 9.6%
20,000	Marvell Technology, Inc.	1,376,200
8,730	NVIDIA Corporation	9,570,961
5,000	Teradyne, Inc.	704,700
		11,651,861
	SOFTWARE - 12.7%
4,400	Adobe, Inc.(a)	1,956,944
21,500	Microsoft Corporation	8,925,294
11,000	Oracle Corporation	1,289,090
1,600	Palo Alto Networks, Inc.(a)	471,856
9,900	Salesforce, Inc.	2,320,956
2,500	Snowflake, Inc.(a)	340,450
		15,304,590
	SPECIALTY FINANCE - 0.8%
6,800	Capital One Financial Corporation	935,884

	TECHNOLOGY HARDWARE - 7.8%
42,000	Apple, Inc.	8,074,500
30,750	Cisco Systems, Inc.	1,429,875
		9,504,375
	TECHNOLOGY SERVICES - 1.3%
5,700	Visa, Inc., Class A	1,553,022

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,500	Sysco Corporation	546,151

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $39,378,437)	$116,091,524

	SHORT-TERM INVESTMENT — 4.2%
	MONEY MARKET FUND - 4.2%
5,153,911	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, Institutional Class, 5.21% (Cost $5,153,911)(b)	5,153,911

	TOTAL INVESTMENTS - 100.0% (Cost $44,532,348)	$121,245,435
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	56,870
	NET ASSETS - 100.0%	$121,302,305

N.V. - Naamioze Vennootschap

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

Large Cap
Equity Fund
ASSETS:
Investments in securities, at fair value (Cost $44,532,348)	$121,245,435
Dividends and interest receivable	147,523
Receivable for fund shares sold	27
Prepaid expenses and other assets	28,474
Total Assets	121,421,459

LIABILITIES:
Accrued advisory fees	71,643
Payable for fund shares redeemed	14,956
Payable to related parties	20,686
Accrued audit fees	6,996
Accrued expenses and other liabilities	4,873
Total Liabilities	119,154
Net Assets	$121,302,305

NET ASSETS CONSIST OF:
Paid in capital	$33,712,436
Accumulated earnings	87,589,869
Net Assets	$121,302,305

Shares outstanding (unlimited number of shares authorized; no par value)	5,856,884

Net asset value, offering and redemption price per share ($121,302,305/5,856,884)	$20.71

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2024

Large Cap
Equity Fund
INVESTMENT INCOME:
Dividends	$746,602
Interest	76,637
Total investment income	823,239

EXPENSES:
Investment advisory fees	452,671
Administration and fund accounting fees	90,597
Legal fees	32,338
Transfer agency fees	21,696
Trustees’ fees	10,043
Chief Compliance Officer fees	9,956
Audit fees	8,998
Registration and filing fees	8,501
Printing expense	7,500
Custody fees	6,250
Insurance expense	6,001
Miscellaneous expenses	2,544
Total expenses	657,095

Less: Advisory fee waiver	(9,831)
Net expenses	647,264

Net investment income	175,975

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from investment transactions	10,658,333
Net change in unrealized appreciation of investments	7,862,310
Net realized and unrealized gain on investments	18,520,643

Net increase in net assets resulting from operations	$18,696,618

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	May 31, 2024	Ended
	(Unaudited)	November 30, 2023
FROM OPERATIONS:
Net investment income	$175,975	$691,849
Net realized gain from investment transactions	10,658,333	18,747,047
Net change in unrealized appreciation (deprecation)	7,862,310	(4,498,320)
Net increase in net assets resulting from operations	18,696,618	14,940,576

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(16,891,475)	(14,322,130)

CAPITAL SHARE TRANSACTIONS (Note 4)	2,759,576	(15,452,119)

NET ASSETS:
Net increase (decrease) in net assets	4,564,719	(14,833,673)
Beginning of period	116,737,586	131,571,259

End of period	$121,302,305	$116,737,586

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each year/period)

	For the Six
	Months Ended
	May 31, 2024		For the Year Ended November 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.77		$20.73	$25.86	$23.48	$20.32	$18.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.03		0.11	0.11	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investments	2.92		2.19	(3.16)	4.74	4.44	2.55
Total from investment operations	2.95		2.30	(3.05)	4.81	4.52	2.63

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)		(0.12)	(0.07)	(0.10)	(0.08)	(0.05)
Distribution from net realized gains	(2.89)		(2.14)	(2.01)	(2.33)	(1.28)	(1.25)
Total distributions	(3.01)		(2.26)	(2.08)	(2.43)	(1.36)	(1.30)

Net asset value, end of period	$20.71		$20.77	$20.73	$25.86	$23.48	$20.32

Total return (2)	16.71	% (4)	12.95%	(13.02)%	22.73%	23.90%	15.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$121,302		$116,738	$131,571	$170,626	$151,343	$136,366
Ratios to average net assets:
Expenses, before waiver	1.09	% (3)	1.08%	1.02%	0.99%	1.02%	1.04%
Expenses, after waiver	1.07	% (3)	1.08%	1.02%	0.99%	1.02%	1.04%
Net investment income	0.29	% (3)	0.56%	0.51%	0.31%	0.40%	0.41%
Portfolio turnover rate	2	% (4)	8%	7%	7%	5%	15%

(1)	Net investment income per share is based on average shares outstanding during the year or period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers one series: the North Country Large Cap Equity Fund (the “Fund”). The Fund’s principal investment objective is to provide investors with long-term capital appreciation. The Fund commenced operations on March 1, 2001.

The Fund was initially organized on March 26, 1984 under New York law as a Collective Investment Trust sponsored by Glens Falls National Bank & Trust Company. Prior to its conversion to a regulated investment company (mutual fund), investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value pursuant to the Fund’s fair value pricing policies and procedures, as approved by the Board (the “Valuation Policy”). The Board has designated North Country Investment Advisers, Inc., the Fund’s investment adviser (the “Adviser”), as the “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act to make fair value determinations for all of the Fund’s investments for which market quotations are not readily available (or are deemed unreliable). The Board will oversee the Adviser’s fair value determinations and the Adviser’s performance as Valuation Designee. Pursuant to the Valuation Policy, the Valuation Designee will take into account all relevant factors and circumstances in determining the fair value of a security, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the availability and use of data, reports or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the size of the Fund’s holdings; (ix) the existence of any extraordinary event relating to the security; (x) changes in the market environment; and (xi) any other matters considered relevant by the Valuation Designee. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic or political developments in a specific country or region.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, including the Valuation Designee’s assumptions used in determining the fair value of priced instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

The following is a summary of inputs used as of May 31, 2024, in valuing the Fund’s assets carried at fair value.

North Country Large Cap Equity Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stocks **	$116,091,524	$—	$—	$116,091,524
Money Market Fund	5,153,911	—	—	5,153,911
Total	$121,245,435	$—	$—	$121,245,435

*	The Fund did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2021, to November 30, 2023, or expected to be taken in the Fund’s November 30, 2024, year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The Fund identifies its major tax jurisdictions as U.S. Federal and New York State.

During the fiscal year ended November 30, 2023, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2023, as follows:

Paid
In	Distributable
Capital	Earnings
$2,510,016	$(2,510,016)

Dividends and Distributions – The Fund will pay dividends from net investment income, if any, on an annual basis. The Fund will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended May 31, 2024, the Adviser received advisory fees of $452,671.

Effective April 1, 2024 the Adviser has agreed to waive, through March 31, 2025, a portion of its advisory fees, which will reduce the 0.75% contractual fee rate by 0.05% to 0.70%. This waiver may not be terminated prior to that date without the approval of the Board of Trustees of The North Country Funds. For the six months ended May 31, 2024 the Adviser waived $9,831 in fees.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for the Fund and distributor for the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2024, there were an unlimited number of shares authorized with no par value.

Transactions in capital shares were as follows:

	For the Six Months		For the Year
	Ended		Ended
	May 31, 2024		November 30, 2023
	Shares	Amount	Shares	Amount
Shares sold	23,432	$450,968	223,652	$4,042,425
Shares issued for reinvestment of dividends	926,183	16,328,622	772,470	13,688,179
Shares redeemed	(714,504)	(14,020,014)	(1,721,579)	(33,182,723)
Net increase (decrease)	235,111	$2,759,576	(725,457)	$(15,452,119)

NOTE 5. INVESTMENTS

The cost of purchases and proceeds from the sales of securities, other than short-term investments, for the six months ended May 31, 2024, amounted to $2,480,181 and $18,449,903, respectively.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation and depreciation at May 31, 2024, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$44,491,621	$77,333,746	$(579,932)	$76,753,814

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2023, and fiscal year ended November 30, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2023	November 30, 2022
Ordinary Income	$732,450	$594,998
Long-Term Capital Gain	13,589,680	13,084,112
Return of Capital	—	—
	$14,322,130	$13,679,110

As of November 30, 2023, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$720,087	$16,160,452	$—	$—	$—	$68,904,187	$85,784,726

The difference between book basis and tax basis unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for C-Corporation return of capital distributions.

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of May 31, 2024, SEI Private Trust Company, an account holding shares for the benefit of others in nominee name, held approximately 84% of the voting securities of the Fund.

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring additional adjustment or disclosure in the financial statements.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

NC-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Country Funds

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 8/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 8/1/2024

By	/s/ Rich Gleason
Rich Gleason
Principal Financial Officer
Date: 8/1/2024